Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2012
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAVX
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMASX
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAFX